Premises and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premises and Equipment [Abstract]
Depreciation expense on premises and equipment	$ 672	$ 595	$ 506